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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: ________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stonerise Capital Management, LLC
Address: 44 Montgomery Street, Suite 2000
         San Francisco, CA 94104
         __________________________________



Form 13F File Number: 28-14117

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John C. Walker
Title:   Managing Member
Phone:   (415) 772-1907


Signature, Place, and Date of Signing:

[/s/] John C. Walker    San Francisco, California    February 14, 2013
----------------------  ---------------------------  ------------------
    [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [None]

================================================================================

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: $219,257
                                        ___________
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[None]

                          FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------                     -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                  VOTING AUTHORITY
                             TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                CLASS    CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGER    SOLE    SHARED NONE
--------------               -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ACI WORLDWIDE INC              Com    004498101  24,685    565,000 SH          Sole               565,000
ALLIANCE DATA SYSTEMS CORP     Com    018581108  22,257    153,750 SH          Sole               153,750
AUTODESK INC                   Com    052769106   7,070    200,000 SH          Sole               200,000
CASH STORE FINL SVCS INC.      Com    14756F103   4,224  1,171,323 SH          Sole             1,171,323
CBRE GROUP INC - A             Com    12504L109  13,924    699,700 SH          Sole               699,700
COINSTAR INC                   Com    19259P300  26,005    500,000 SH          Sole               500,000
EQUINIX INC                    Com    29444U502  26,497    128,500 SH          Sole               128,500
GAMESTOP CORP-CLASS A          Com    36467W109  14,427    575,000 SH          Sole               575,000
IRON MOUNTAIN INC              Com    462846106  26,392    850,000 SH          Sole               850,000
MONEYGRAM INTERNATIONAL INC    Com    60935Y208  13,290  1,000,000 SH          Sole             1,000,000
MSCI INC                       Com    55354G100  21,228    685,000 SH          Sole               685,000
VALASSIS COMMUNICATIONS INC    Com    918866104  19,258    747,000 SH          Sole               747,000

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